Stockholders' Equity (Deficit) (Details)																																									1 Months Ended			3 Months Ended		12 Months Ended
	May 10, 2022 USD ($) $ / shares shares	Apr. 27, 2022 shares	Apr. 18, 2022 USD ($) $ / shares shares	Apr. 06, 2022 shares	Apr. 01, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Mar. 17, 2022 shares	Jan. 12, 2022 USD ($) shares	Jan. 07, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares	Nov. 10, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($) $ / shares shares	Aug. 26, 2021 USD ($) $ / shares shares	Aug. 17, 2021 USD ($) shares	Jun. 23, 2021 $ / shares shares	May 12, 2021 $ / shares shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 23, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Feb. 22, 2021 $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	May 27, 2020 USD ($) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Sep. 02, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	May 26, 2021 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2019 $ / shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized						500,000,000																											500,000,000											500,000,000		500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.01											$ 0.01																$ 0.01											$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued						219,756,894																											155,381,183											219,756,894		213,333,170		155,381,183
Accrued Salaries, Current (in Dollars) | $									$ 19,032
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited									400,000
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited (in Dollars) | $									$ 4,000
Gains (Losses) on Restructuring of Debt (in Dollars) | $									$ 15,032																											$ 24,894								$ 15,032	$ 0	$ 0		$ 6,988
Debt Conversion, Converted Instrument, Amount (in Dollars) | $											$ 500,000
Other Accrued Liabilities, Current (in Dollars) | $						$ 17,928				$ 294,912.56	$ 294,912																						$ 0											$ 17,928		19,205		$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 0.25	$ 0.25
Debt Conversion, Converted Instrument, Shares Issued										3,179,650																																						63,374,555
Stock Issued During Period, Shares, Other																	637,953																											1,720,000				2,151,204
Shares Issued, Price Per Share (in Dollars per share) | $ / shares						$ 0.25									$ 0.25				$ 0.01		$ 0.26	$ 0.31				$ 0.25							$ 0.0305										$ 0.25	$ 0.25				$ 0.0305		$ 0.034
Other Nonoperating Income (in Dollars) | $																																												$ 198,273		0		$ 3,000
Share Price (in Dollars per share) | $ / shares						$ 0.25																																						$ 0.25
Derivative Liability (in Dollars) | $						$ 26,771					$ 106,608																																	$ 26,771
Debt Instrument, Unamortized Discount (in Dollars) | $																																	$ 756,795													150,000		756,795
Adjustments to Additional Paid in Capital, Other (in Dollars) | $																																												226,106
Debt Conversion, Original Debt, Amount (in Dollars) | $																																												$ 0	2,653,795	0		$ 1,633,406
Stock Issued During Period, Shares, New Issues																					461,358					6,672,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																										$ 1,668,000																			1,668,000	$ 1,668,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																		2,500,000						336,000	336,000																	5,116,668				8,652,668
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																		$ 0.03						$ 0.03	$ 0.03																	$ 0.03				$ 0.03	[1]
Conversion of Stock, Shares Issued																							600,000																		4,000,001		4,237,424
Number of Individuals																							4
Conversion of Stock, Shares Converted																							4,800																				1,059,356
Stock Issued During Period, Shares, Issued for Services															312,800				1,962			300,000													386,985	2,901,440
Preferred Stock, Shares Authorized						100,000,000								10,000,000																			100,000,000											100,000,000		100,000,000		100,000,000
Dividends, Preferred Stock (in Dollars) | $																																												$ 79,692	20,499	$ 185,202		$ 75,535
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																																														$ 2,653,795		$ 21,656
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													2,257,500	4,252,500						12,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 0.75	$ 0.75						$ 0.75
Warrants and Rights Outstanding, Term														5 years						5 years
Class of Warrant or Rights, Granted																				6,300,000																								1,585,000		29,820,000		6,582,382
Proceeds from Issuance or Sale of Equity (in Dollars) | $																				$ 3,000,000
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																												$ 168,527	232,430	$ 1,039,843		$ 568,363
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars) | $																																	$ 3,154,383															$ 3,154,383
Common Stock, Shares, Outstanding						219,756,894																											155,381,183											219,756,894		213,333,170		155,381,183
Stock Repurchased and Retired During Period, Shares																	2,000,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture															312,800
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture (in Dollars) | $															$ 78,200
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars) | $																																														$ 13,032
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars) | $																																												$ 167,015	5,942	$ 676,423		$ 421,502
Class of Warrants, Exercised																																												0		0		(8,382,382)
Other Nonoperating Gains (Losses) (in Dollars) | $																																												$ 198,273	0
Number of Transactions																																																19
Stock Issued During Period, Value, Issued for Services (in Dollars) | $															$ 78,200																														222,480	$ 222,480		$ 7,680
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars) | $																																			$ 6,988									$ (78,235)	$ 0	$ 0		399,761
APIC, Share-Based Payment Arrangement, Other, Increase for Cost Recognition (in Dollars) | $																																																$ (421,502)
Preferred Stock Dividends, Shares																																	2,151,204
Units Sold																				3,000,000
Unit Price Per Unit (in Dollars per share) | $ / shares																				$ 1
Unit Description												(a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share								each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
(in Dollars per share) | $ / shares																																		$ 0.03
Loss on modification of options (in Dollars) | $																																		$ 4,113
Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other																																												382,353
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited																																												(400,000)
Stock Issued During Period, Shares, Other																																												382,353		479,464		7,999,996
Stock Issued During Period, Shares, New Issues																																													6,672,000	6,672,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																													$ 66,750	$ 66,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																																														8,281,668
Stock Issued During Period, Shares, Issued for Services																																													1,097,358	1,099,320		200,000
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																																														$ 339,442		$ 3,869
Stock Issued During Period, Shares, Conversion of Convertible Securities																																														33,944,157		386,985
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																																													$ 10,961	$ 10,963		$ 2,000
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars) | $																																												$ (4,000)
Minimum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																	$ 0.0108															$ 0.0108
Maximum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																	$ 0.012															$ 0.012
Options Exercise Price $0.04 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																		$ 0.04
Options Modified																																		150,000
Options Exercise Price $0.05 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																		$ 0.05
Options Modified																																		7,450,000
Options Exercise Price $0.06 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																		$ 0.06
Options Modified																																		1,000,000
Options Exercise Price $12.40 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																		$ 21.4
Options Modified																																		67,879
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																																																$ 813,000
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																																																70,658
Agreement with Investors Regarding Exercise Price of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																							1,000,000
Class of Warrants, Exercised																																							2,769,482
Other Nonoperating Gains (Losses) (in Dollars) | $																																							$ 77,652
Cashless Exercise of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																																						4,098,556
Class of Warrants, Exercised																																						4,480,938
Other Nonoperating Gains (Losses) (in Dollars) | $																																						$ 182,295
Additional Shares for Variable Conversion Feature on Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																																				1,011,967
AJB Capital Note [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Unamortized Discount (in Dollars) | $						$ 349,914	$ 75,000																																					349,914
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 0.5
Class of Warrant or Rights, Granted							750,000
Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																																												$ 95,558
Eagle Equities Note 4 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																															$ 0.01224	$ 0.012
Debt Conversion, Converted Instrument, Shares Issued																															3,505,964	4,123,750
Eagle Equities Note 4 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																															$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																															$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																													$ 0.01266	$ 0.01224
Debt Conversion, Converted Instrument, Shares Issued																													4,319,378	4,463,507
Eagle Equities Note 5 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																													$ 50,000	$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																													$ 4,683	4,633
Eagle Equities Note 6 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																											$ 0.01575	$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																											7,285,062	6,449,610
Eagle Equities Note 6 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																											$ 107,200	$ 93,000		93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars) | $																											$ 7,540	$ 6,324		$ 6,324
Eagle Equities Note 7 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.24984
Debt Conversion, Converted Instrument, Shares Issued																									1,184,148
Debt Conversion, Original Debt, Amount (in Dollars) | $																									$ 200,200
Stock Issued During Period, Shares, New Issues																									0.24984
Eagle Equities Note 8 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.23851
Debt Conversion, Converted Instrument, Shares Issued																									639,593
Debt Conversion, Original Debt, Amount (in Dollars) | $																									$ 114,400
Stock Issued During Period, Shares, New Issues																									0.23851
Eagle Equities Note 9 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.24984
Debt Conversion, Converted Instrument, Shares Issued																									605,177
Debt Conversion, Original Debt, Amount (in Dollars) | $																									$ 114,400
Stock Issued During Period, Shares, New Issues																									0.24984
Eagle Equities Note 10 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																									$ 0.23748
Debt Conversion, Converted Instrument, Shares Issued																									1,095,131
Debt Conversion, Original Debt, Amount (in Dollars) | $																									$ 200,200
Stock Issued During Period, Shares, New Issues																									0.23748
Valuation, Market Approach [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares						$ 0.12695																																						$ 0.12695
Restricted Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued										3,179,650	3,179,650
Conversion of Stock, Shares Issued																							600,000
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																																					$ 14.91
Adjustments to Additional Paid in Capital, Other (in Dollars) | $																							$ 206,242
Conversion of Stock, Shares Issued																							600,000
Number of Individuals																																					4
Stock Issued During Period, Shares, Issued for Services																																					4,800
Preferred Stock, Shares Authorized						500,000																																						500,000		500,000
Dividends, Preferred Stock (in Dollars) | $																																													1,000	$ 1,000
Conversion of Stock, Amount Converted (in Dollars) | $																							$ 71,558																					$ 0	$ 6,000	$ 6,000		$ 0
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																							$ 0.463
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																							$ 277,800
Preferred Stock, Shares Outstanding						0																											4,800											0		0		4,800
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.01																											$ 0.01											$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																					issuance of 755,076 shares of common stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020
Dividends Payable, Current (in Dollars) | $																																					$ 9,967
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																																					$ 71,558											$ 71,558
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued																																													600,000	600,000
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																				3,000,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																													$ 1,491,283	$ 1,491,283
Conversion of Stock, Shares Issued																																									4,000,001		4,237,424
Conversion of Stock, Shares Converted																																									1,000,000		1,059,356
Preferred Stock, Shares Authorized						3,000,000																																						3,000,000		3,000,000
Dividends, Preferred Stock (in Dollars) | $																																														$ 87,059
Conversion of Stock, Amount Converted (in Dollars) | $																																														$ 61,781		$ 0
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																																									$ 0.25		$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													2,257,500							6,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																				$ 0.5
Warrants and Rights Outstanding, Term																				5 years
Proceeds from Issuance or Sale of Equity (in Dollars) | $																				$ 3,000,000
Preferred Stock, Voting Rights																																												Voting Rights. Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.		Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.
Preferred Stock, Conversion Basis																																												Conversion. Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Dividend Rate, Percentage																																												6.00%		6.00%
Preferred Stock, Redemption Terms																																												Redemption Rights. Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.		Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Shares Outstanding						940,644																											0											940,644		940,644		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.01																											$ 0.01											$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																														Each share of Series C Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series C Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Convertible Preferred Stock, Shares Issued upon Conversion																				12,600,000
Preferred Stock, Convertible, Terms																																														Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange
Preferred Stock, Preemptive Rights																																														Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series C Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series C Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series C Preferred Stock and the date that there are less than 20% of the shares of Series C Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock Equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Series C Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued																																														8,237,425
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues													1,075,000	2,050,000
Stock Issued During Period, Value, New Issues (in Dollars) | $																																														$ 1,719,018
Preferred Stock, Shares Authorized						10,000,000								10,000,000																														10,000,000		10,000,000
Dividends, Preferred Stock (in Dollars) | $																																														$ 35,327
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares														$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														4,252,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 0.5	$ 0.5
Proceeds from Issuance or Sale of Equity (in Dollars) | $													$ 999,250	$ 1,874,450
Preferred Stock, Voting Rights																																														Holders of the Series D Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class
Preferred Stock, Dividend Rate, Percentage																																														6.00%
Preferred Stock, Redemption Terms																																														Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series D Preferred Stock (which the applicable holder of the Series D Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series D Preferred Stock that the Series D Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series D Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Shares Outstanding						3,100,000																											0											3,100,000		3,100,000		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.01						$ 0.01		$ 1.05																			$ 0.01											$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																														Dividends. Each share of Series D Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series D Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Unit Price Per Unit (in Dollars per share) | $ / shares												$ 1
Unit Description												each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Preferred Stock, Convertible, Terms																																														Conversion. Each holder of our Series D Preferred Stock is entitled to convert their shares of Series D Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series D Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Preemptive Rights																																														Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series D Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series D Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series D Preferred Stock and the date that there are less than 20% of the shares of Series D Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Proceeds from Issuance of Private Placement (in Dollars) | $												$ 3,100,000
Preferred Stock, No Par Value (in Dollars per share) | $ / shares												$ 0.01
Payments of Stock Issuance Costs (in Dollars) | $													$ 75,750	$ 125,500
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																	2,000																													24,227
Preferred Stock, Shares Authorized						400,000																																						400,000		27,324
Dividends, Preferred Stock (in Dollars) | $																																													16,392	$ 0		$ 65,568
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																																																$ 65,568
Preferred Stock, Voting Rights																																												Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.				Each one share of the Series X Preferred Stock is entitled to 20,000 votes
Preferred Stock, Dividend Rate, Percentage																																												10.00%		10.00%
Preferred Stock, Shares Outstanding						24,227																											26,227											24,227		24,227		26,227
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.01																											$ 0.01											$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares						$ 25																																						$ 25		$ 25
Preferred Stock, Dividend Payment Terms																																												The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.		The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Dividends Payable, Current (in Dollars) | $						$ 97,675																																						$ 97,675	16,392	$ 61,818
Number of Note Holders																																																2
Dividends Payable (in Dollars) | $																																	$ 0													$ 61,818		$ 0
Series X Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $																																																$ 21,511
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																2,151,204
Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																													$ 5,942
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 0.25
Debt Conversion, Converted Instrument, Shares Issued										3,179,650
Stock Issued During Period, Shares, Other	637,036		637,036		168,221		1,720,000
Debt Instrument, Unamortized Discount (in Dollars) | $	$ 27,777		$ 27,777				$ 75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.5		$ 0.5				$ 0.5
Warrants and Rights Outstanding, Term		5 years
Class of Warrant or Rights, Granted	277,777	92,471	277,777	750,000			750,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings																																												600,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other		720,000
Stock Issued During Period, Shares, New Issues								411,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								1,271,000
Waiver Fee [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other						1,541,721
Other Noncash Expense (in Dollars) | $																																												$ 385,431
Waiver Fee [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other																																												1,541,721
Accrued Liabilities [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars) | $																$ 156,441
Debt Conversion, Converted Instrument, Shares Issued																625,764																														479,464
Accrued Liabilities [Member] | Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																														146,300
Services [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																								200,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																																								$ 7,680
Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																												$ 167,015
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars) | $						$ 2,635,359																																						$ 2,635,359
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars) | $																																																$ 164,647
Share-Based Payment Arrangement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars) | $																																																$ 67,623

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.